CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Predecessor [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Treasury Stock [Member]	Successor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Successor [Member] Treasury Stock [Member]
Balance at Dec. 25, 2009	$ 451,735	$ 326	$ 576,747	$ (124,745)	$ 1,483	$ (2,076)
Balance (in shares) at Dec. 25, 2009		32,640,957
Share-based compensation	4,533		4,533
Issuance of common stock in lieu of director's fees	0	0
Issuance of common stock in lieu of director's fees (in shares)		2,051
Issuance of common stock from exercise of stock options	10,764	7	10,757
Issuance of common stock from exercise of stock options (in shares)		673,817
Issuance of common stock from vesting of restricted share units	0	0	0
Issuance of common stock from vesting of restricted units (in shares)		19,548
Excess tax benefits on stock options exercised and other vested share-based payments	994		994
Repurchases of common stock	(97)					(97)
Comprehensive income:
Net income	27,921			27,921
Amortization of unrecognized gain on employee benefits	16				16
Unrealized loss on short- term investments	(1)				(1)
Foreign currency translation	367				367
Total comprehensive income	28,303
Balance at Dec. 31, 2010	496,232	333	593,031	(96,824)	1,865	(2,173)
Balance (in shares) at Dec. 31, 2010		33,336,373
Comprehensive income:
Net income	6,883
Balance at Apr. 01, 2011
Balance at Dec. 31, 2010	496,232	333	593,031	(96,824)	1,865	(2,173)
Balance (in shares) at Dec. 31, 2010		33,336,373
Share-based compensation	5,935		5,935
Issuance of common stock from exercise of stock options	656	0	656
Issuance of common stock from exercise of stock options (in shares)		43,962
Issuance of common stock from vesting of restricted share units	0	2	(2)
Issuance of common stock from vesting of restricted units (in shares)		178,507
Excess tax benefits on stock options exercised and other vested share-based payments	303		303
Repurchases of common stock	(26,178)					(26,178)
Comprehensive income:
Net income	37,674			37,674
Amortization of unrecognized gain on employee benefits	(5)				(5)
Unrealized loss on short- term investments	0
Foreign currency translation	(172)				(172)
Total comprehensive income	37,497
Balance at Dec. 30, 2011	514,445	335	599,923	(59,150)	1,688	(28,351)
Balance (in shares) at Dec. 30, 2011		33,558,842
Balance at Sep. 30, 2011
Comprehensive income:
Net income	8,553
Balance at Dec. 30, 2011	514,445
Comprehensive income:
Net income	7,465
Balance at Mar. 23, 2012
Balance at Dec. 30, 2011	514,445	335	599,923	(59,150)	1,688	(28,351)
Balance (in shares) at Dec. 30, 2011		33,558,842
Share-based compensation	15,169		15,169
Issuance of common stock from exercise of stock options	2,188	2	2,186
Issuance of common stock from exercise of stock options (in shares)		156,297
Issuance of common stock from vesting of restricted share units	1	3	(2)
Issuance of common stock from vesting of restricted units (in shares)		253,839
Excess tax benefits on stock options exercised and other vested share-based payments	4,292		4,292
Repurchases of common stock	(1,450)					(1,450)
Comprehensive income:
Net income	12,824			12,824
Amortization of unrecognized gain on employee benefits	0
Unrealized loss on short- term investments	0
Foreign currency translation	303				303
Total comprehensive income	13,127
Balance at Sep. 07, 2012	547,772	340	621,568	(46,326)	1,991	(29,801)
Balance (in shares) at Sep. 07, 2012		33,968,978
Balance at Jun. 29, 2012
Comprehensive income:
Net income	(3,662)
Balance at Sep. 07, 2012	547,772
Capital contribution, net							374,534	14	374,520
Capital contribution, net (in shares)								1,468,763
Share-based compensation							9,958		9,958
Issuance of Common Stock							1,455	1	1,454
Issuance of Common Stock (in shares)								5,702
Comprehensive income:
Net income							(28,444)			(28,444)
Amortization of unrecognized gain on employee benefits							0
Unrealized loss on short- term investments							0
Foreign currency translation							(33)				(33)
Total comprehensive income	(28,477)						(28,477)
Balance at Dec. 28, 2012							357,470	15	385,932	(28,444)	(33)	0
Balance (in shares) at Dec. 28, 2012								1,474,465
Balance at Sep. 28, 2012
Comprehensive income:
Net income							(3,730)
Balance at Dec. 28, 2012							$ 357,470					$ 0